UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West U.S. Government Securities Fund
(Institutional Class and Investor Class)
Annual Report
December 31, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s investment adviser is Great-West Capital Management, LLC (“GWCM”)
Fund Performance
For the twelve-month period ended December 31, 2020, the Fund (Investor Class shares) returned 5.87%, relative to a 6.36% return for the Bloomberg Barclays U.S. Government/Mortgage Index, the Fund’s benchmark index.
GWCM Commentary
The global pandemic was the predominant theme driving global economic and capital market activity during 2020. Many regions of the world shut down their economies, some multiple times, to mitigate the spread of Covid-19. Fiscal and monetary policy responses ensued and were crucial in rapidly providing aid to the global economy. However, the overall recovery has been uneven in nature. Manufacturing sectors rebounded quickly while parts of the service economy remain under duress. The health of the consumer and labor markets remain a key area of focus. Other major geopolitical events came to pass via the near deadline execution of Brexit and the results of the U.S. election. The International Monetary Fund projects global growth to end the year around 4.9%. While monetary policy was instrumental in healing the capital markets at the onset of the pandemic through massive amounts of liquidity and easing of overall financial conditions, it was the rapid introduction of fiscal policy that did most of the heavy lifting.
While economic fundamentals have improved, it was the massive support provided by monetary and fiscal policy that drove strong performance in both fixed income and equity markets in 2020. The NASDAQ, Dow, and S&P 500® Index ended the year at record levels and spreads in investment-grade fixed income have almost completely recovered from the massive widening in the spring. The total return for the Bloomberg Barclays U.S. Aggregate Bond Index ended the year at a solid 7.51%. Within the index, investment-grade corporate bonds had a total return of 8.9%. Total returns in commercial mortgage-backed securities (“CMBS”), asset-backed securities (“ABS”), and mortgage-backed securities (“MBS”) were 8.1%, 4.5% and 3.9% respectively.
Rates rallied dramatically following the onset of the pandemic, as risk-averse sentiment prevailed in the marketplace. The anticipated decline in economic activity coupled with extreme pressure on liquidity, induced swift policy response on both monetary and fiscal fronts. The resulting rate cuts left the front end of the curve anchored near zero in 2020. As the market regained its footing and the economy began to improve, rates located at the intermediate and longer points on the curve slowly began to rise in anticipation of eventual recovery and rising inflation. As a result, the overall duration of the Fund was kept slightly short versus the benchmark index for the balance of the year.
The Fund’s underweight to U.S. government securities throughout the year was offset by an out-of-benchmark allocation to CMBS, ABS, and collateral loan obligations (“CLOs”). While the onset of the pandemic resulted in an increase in risk premium in the first quarter, markets recovered over the balance of the year. Subordinated CLOs and subprime auto exposure were added to take advantage of spread tightening and, in the case of subprime auto, add excess return through the asset’s consistent rolldown performance. This strategy was implemented with the expectation that spread product would generate excess return relative to U.S. government securities.

The Fund’s core strategy is focused on MBS specified pools that are exposed to loans that have defined characteristics and to be announced (“TBA”) coupons that take advantage of the Federal Reserve (“Fed”) purchase program. Specified pools generally provide stability, liquidity and outperformance relative to the outstanding generic MBS universe against which Fund performance is measured. Effectively managing and monitoring pool characteristics is critical to future performance. The Fund has exposure to TBA securities in the coupons that the Fed is purchasing and have offered attractive returns by rolling the coupon due to the large takeout from the Fed. With mortgage rates reaching all-time lows due to the Fed MBS purchases, up in coupon pay-ups continued to increase from the beginning of the second quarter. The Fund will continue to take advantage of relative value opportunities within the investable universe, including TBA. Allocations away from the benchmark index will continue to be monitored closely.
The views and opinions in this report were current as of December 31, 2020 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
* The composite index consists of an 80% weighting to the Bloomberg Barclays U.S. Mortgage-Backed Securities Index and a 20% weighting to the Bloomberg Barclays U.S. Government Index. The composite index is rebalanced monthly to account for the Fund’s target asset allocations. The composite index in shareholder reports prior to December 31, 2013 was not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2020 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	6.37%	3.51%	3.07%
Investor Class	5.87%	3.15%	2.87%
(a) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Ratings as of December 31, 2020 (unaudited)
Rating	Percentage of Fund Investments
Aaa	84.73%
A2	4.10
Baa2	0.60
Not Rated	2.02
Short Term Investments	8.55
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/20)	(12/31/20)	(07/01/20 – 12/31/20)
Institutional Class
Actual	$1,000.00	$1,000.70	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.88	$1.27
Investor Class
Actual	$1,000.00	$ 998.40	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05
* Expenses are equal to the Fund's annualized expense ratio of 0.25% for the Institutional Class shares and 0.60% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 8.65%
$ 1,500,000	American Credit Acceptance Receivables Trust(a) Series 2020-4 Class C 1.31%, 12/14/2026	$ 1,505,493
1,594,729	ARL Second LLC(a) Series 2014-1A Class A1 2.92%, 06/15/2044	1,593,125
	Carlyle Global Market Strategies Ltd(a)(b)
	Series 2013-2A Class CR
1,975,000	1.87%, 01/18/2029 3-mo. LIBOR + 1.65%	1,906,106
	Series 2016-3A Class A1R
1,242,658	1.24%, 10/20/2029 3-mo. LIBOR + 1.02%	1,236,551
	Series 2017-1A Class A1A
1,988,518	1.52%, 04/20/2031 3-mo. LIBOR + 1.30%	1,988,578
1,000,000	CarMax Auto Owner Trust Series 2020-4 Class D 1.75%, 04/15/2027	999,754
	CIFC Funding Ltd(a)(b)
	Series 2013-2A Class A3LR
1,750,000	2.17%, 10/18/2030 3-mo. LIBOR + 1.95%	1,700,489
	Series 2017-3A Class A1
2,000,000	1.44%, 07/20/2030 3-mo. LIBOR + 1.22%	2,000,028
4,876	Citicorp Residential Mortgage Trust Series(c) Series 2006-2 Class A6 5.19%, 09/25/2036	4,912
1,481,250	DB Master Finance LLC(a) Series 2019-1A Class A2I 3.79%, 05/20/2049	1,517,896
	Drive Auto Receivables Trust
	Series 2018-4 Class D
1,970,000	4.09%, 01/15/2026	2,045,715
	Series 2020-1 Class C
2,048,000	2.36%, 03/16/2026	2,095,731
1,325,000	Greenwood Park Ltd(a)(b) Series 2018-1A Class A1 1.27%, 04/15/2031 3-mo. LIBOR + 1.03%	1,318,686
621,403	M360 Advisors LLC(a) Series 2018-CRE1 Class A 4.40%, 07/24/2028	618,434
1,462,019	MetLife Securitization Trust(a)(d) Series 2017-1A Class A 3.00%, 04/25/2055	1,539,710
875,000	Santander Drive Auto Receivables Trust Series 2020-3 Class C 1.12%, 01/15/2026	881,979
	Venture Ltd(a)(b)
	Series 2013-15A Class A1R2
1,987,827	1.61%, 07/15/2032 3-mo. LIBOR + 1.37%	1,988,888
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2017-28AA Class C1
$ 2,174,000	2.62%, 10/20/2029 3-mo. LIBOR + 2.40%	$ 2,128,992
	Series 2018-32A Class C
1,975,000	2.17%, 07/18/2031 3-mo. LIBOR + 1.95%	1,893,441
2,500,000	Voya Ltd(a)(b) Series 2017-3A Class B 2.57%, 07/20/2030 3-mo. LIBOR + 2.35%	2,469,970
2,050,000	Westlake Automobile Receivables Trust(a) Series 2020-3A Class C 1.24%, 11/17/2025	2,061,399
		33,495,877
U.S. Government Agency — 0.04%
152,794	Federal Home Loan Mortgage Corp Structured Pass Through Certificates(b) Series T-34 Class A1V 0.27%, 07/25/2031 1-mo. LIBOR + 0.12%	150,010
TOTAL ASSET-BACKED SECURITIES — 8.69% (Cost $33,490,373)		$ 33,645,887
MORTGAGE-BACKED SECURITIES
Non-Agency — 0.85%
1,973,194	BX Commercial Mortgage Trust(a)(b) Series 2020-BXLP Class C 1.28%, 12/15/2036 1-mo. LIBOR + 1.12%	1,965,772
1,230,000	Citigroup Commercial Mortgage Trust(a) Series 2019-PRM Class A 3.34%, 05/10/2036	1,312,756
		3,278,528
U.S. Government Agency — 54.49%
	Federal Home Loan Mortgage Corp
1,875	9.50%, 04/01/2025	1,905
449,100	3.00%, 12/01/2026	477,975
339,276	2.50%, 01/01/2029	354,667
512,905	3.00%, 07/01/2029	546,479
604,117	3.50%, 02/01/2032	647,417
14,869	7.50%, 03/01/2032	14,927
68,565	5.50%, 08/01/2033	79,933
45,271	5.50%, 01/01/2034	52,872
553,200	4.00%, 05/01/2034	604,080
106,807	5.50%, 10/01/2034	125,137
2,164,036	2.50%, 06/01/2035	2,255,358
200,848	5.00%, 09/01/2035	231,871
226,871	5.00%, 12/01/2035	263,584
1,500,000	2.00%, 01/01/2036	1,568,741

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 15,521	5.00%, 01/01/2036	$ 18,056
202,220	6.00%, 01/01/2036	242,561
100,837	6.00%, 03/01/2036	120,820
100,232	6.00%, 07/01/2036	120,146
1,301,771	3.00%, 09/01/2036	1,376,271
20,562	5.50%, 05/01/2038	24,179
22,396	6.00%, 05/01/2038	26,435
66,490	5.00%, 06/01/2038	77,297
476,721	4.50%, 02/01/2040	535,389
661,398	5.00%, 03/01/2040	766,051
342,422	4.00%, 10/01/2040	374,529
482,680	4.00%, 01/01/2041	529,596
255,761	4.00%, 02/01/2041	280,629
283,947	3.50%, 02/01/2042	303,746
354,705	4.00%, 03/01/2042	389,240
459,252	3.50%, 06/01/2042	495,422
238,623	3.50%, 11/01/2042	259,405
1,277,206	3.00%, 04/01/2043	1,358,216
486,360	4.00%, 06/01/2043	535,316
1,006,505	3.00%, 07/01/2043	1,070,842
1,179,321	4.00%, 05/01/2044	1,292,058
1,131,931	3.50%, 10/01/2045	1,211,605
659,705	3.00%, 10/01/2046	694,447
1,114,215	3.00%, 11/01/2046	1,177,907
2,152,772	3.00%, 12/01/2046	2,268,376
2,880,442	3.50%, 11/01/2047	3,057,592
1,636,960	4.00%, 02/01/2048	1,751,680
2,475,433	2.50%, 11/01/2050	2,611,357
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K056 Class A1
1,397,619	2.20%, 07/25/2025	1,453,451
	Series K064 Class A2
1,750,000	3.22%, 03/25/2027	1,994,099
	Series K067 Class A2
4,925,000	3.19%, 07/25/2027	5,632,558
	Series K069 Class A2
2,820,000	3.19%, 09/25/2027(d)	3,229,371
	Series K072 Class A1
1,348,076	3.25%, 11/25/2027	1,483,342
	Series K073 Class AM
2,500,000	3.45%, 01/25/2028(d)	2,904,152
	Series K091 Class A1
2,862,646	3.34%, 10/25/2028	3,211,029
	Series K095 Class A1
1,312,565	2.63%, 11/25/2028	1,428,875
	Series K722 Class A2
3,000,000	2.41%, 03/25/2023	3,115,421
	Series K723 Class AM
3,800,000	2.53%, 09/25/2023	3,954,459
	Series K724 Class AM
5,000,000	3.13%, 11/25/2023(d)	5,298,019
	Series K728 Class AM
5,000,000	3.13%, 08/25/2024(d)	5,376,694
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 2,273,921	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit Series 4902 Class BA 3.00%, 01/25/2049	$ 2,414,364
	Federal National Mortgage Association
1,737	8.50%, 08/01/2024	1,876
199,710	3.00%, 06/01/2027	212,168
912,533	3.00%, 08/01/2029	963,144
644,236	2.50%, 06/01/2030	682,231
615,041	3.00%, 10/01/2030	657,653
47,814	7.00%, 02/01/2031	54,571
49,412	7.00%, 09/01/2031	59,217
126,171	6.50%, 12/01/2031	144,401
57,106	7.00%, 12/01/2031	65,659
179,343	6.50%, 01/01/2032	202,192
38,781	7.00%, 01/01/2032	39,353
49,041	6.50%, 02/01/2032	56,540
1,768,898	3.00%, 05/01/2032	1,875,382
293,115	3.00%, 08/01/2032	307,640
143,425	6.00%, 03/01/2033	170,098
97,701	5.50%, 07/01/2033	113,653
223,656	5.00%, 09/01/2033	258,096
56,800	5.50%, 09/01/2033	66,057
184,010	5.50%, 11/01/2033	214,989
83,575	5.50%, 03/01/2034	97,647
2,350,028	3.00%, 06/01/2034	2,522,781
1,316,696	3.00%, 10/01/2034	1,383,232
53,857	5.50%, 10/01/2034	63,082
3,581,398	3.00%, 11/01/2034	3,769,577
111,842	5.50%, 12/01/2034	131,138
190,745	5.50%, 02/01/2035	223,656
2,932,406	2.00%, 09/01/2035	3,065,138
111,182	5.00%, 09/01/2035	128,218
246,925	5.00%, 10/01/2035	286,714
87,542	5.50%, 10/01/2035	102,897
87,452	5.50%, 01/01/2036	102,796
112,486	6.00%, 01/01/2036	134,881
36,621	6.00%, 02/01/2036	43,944
38,503	6.00%, 03/01/2036	46,117
156,750	5.50%, 05/01/2036	184,184
52,802	6.00%, 05/01/2037	62,429
89,691	5.00%, 07/01/2037	103,541
207,210	5.50%, 03/01/2038	243,590
212,222	5.50%, 06/01/2038	249,476
189,331	5.00%, 04/01/2039	219,686
430,476	4.50%, 05/01/2039	486,750
195,014	4.50%, 06/01/2039	218,957
162,520	4.50%, 08/01/2039	182,472
496,051	5.00%, 11/01/2039	576,813
223,827	5.00%, 12/01/2039	260,253
267,317	5.00%, 06/01/2040	310,827
1,180,795	4.50%, 08/01/2040	1,323,150
118,392	4.50%, 09/01/2040	132,872
481,118	5.00%, 09/01/2040	559,365
290,114	4.50%, 11/01/2040	325,639
291,015	5.00%, 01/01/2041	328,228
287,111	4.50%, 02/01/2041	322,370

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 73,782	4.00%, 03/01/2041	$ 80,334
1,454,819	4.50%, 03/01/2041	1,622,240
367,298	4.00%, 09/01/2041	404,270
429,224	4.50%, 10/01/2041	481,197
1,112,935	3.50%, 12/01/2041	1,200,283
1,378,750	4.00%, 12/01/2041	1,521,707
784,070	4.00%, 07/01/2042	866,277
217,921	3.00%, 09/01/2042	231,137
582,298	3.50%, 09/01/2042	607,503
578,083	3.50%, 10/01/2042	626,619
436,882	3.00%, 12/01/2042	464,593
1,293,915	3.00%, 03/01/2043	1,374,993
1,131,305	3.00%, 05/01/2043	1,199,666
675,914	3.00%, 07/01/2043	699,016
730,072	3.00%, 08/01/2043	777,984
485,496	3.00%, 09/01/2043	516,604
684,028	3.50%, 08/01/2045	732,287
2,731,229	3.50%, 12/01/2045	2,923,749
2,339,603	3.50%, 01/01/2046	2,492,726
807,228	3.50%, 02/01/2046	864,010
1,161,270	3.50%, 03/01/2046	1,242,563
633,549	3.50%, 09/01/2046	678,564
1,852,602	3.00%, 10/01/2046	1,955,844
976,962	4.00%, 03/01/2047	1,052,716
1,426,479	3.50%, 08/01/2047	1,518,043
3,790,543	4.00%, 08/01/2047	4,081,128
51,062	3.50%, 12/01/2047	54,155
2,670,296	3.50%, 01/01/2048	2,830,235
1,530,160	3.50%, 03/01/2048	1,623,339
1,409,817	4.00%, 07/01/2049	1,544,489
2,794,737	3.50%, 08/01/2049	2,952,035
1,420,629	3.00%, 10/01/2049	1,491,620
5,023,121	3.00%, 12/01/2049	5,262,435
2,738,836	3.50%, 12/01/2049	2,893,069
3,832,728	3.00%, 01/01/2050	4,029,756
1,825,929	3.00%, 02/01/2050	1,916,582
2,235,945	2.50%, 08/01/2050	2,358,719
2,181,107	2.50%, 10/01/2050	2,300,870
1,609,906	3.50%, 08/01/2056	1,769,462
1,703,851	3.00%, 02/01/2057	1,851,058
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2018-39 Class EA
1,146,635	3.00%, 06/25/2048	1,211,704
	Series 2018-43 Class JD
1,443,875	3.00%, 06/25/2048	1,521,122
	Series 2018-51 Class A
1,459,890	3.00%, 07/25/2048	1,536,915
	Government National Mortgage Association
2,621	8.00%, 11/20/2023	2,774
1,943	7.50%, 10/20/2028	2,182
1,646	7.50%, 12/20/2028	1,833
116,342	5.00%, 10/20/2033	132,484
91,408	5.00%, 02/20/2034	104,179
100,337	5.50%, 11/20/2034	117,504
85,155	5.50%, 04/20/2035	97,209
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 78,740	5.00%, 12/20/2035	$ 89,817
54,799	5.50%, 05/20/2039	64,158
1,233,799	4.00%, 12/15/2040	1,347,704
644,360	4.00%, 01/15/2041	701,410
672,811	4.00%, 03/20/2041	744,181
195,115	4.00%, 05/20/2041	215,819
749,659	4.00%, 07/20/2041	828,464
539,464	4.00%, 09/15/2041	589,079
353,259	3.50%, 08/15/2042	376,674
1,674,103	3.50%, 08/20/2045	1,856,829
1,117,857	3.50%, 12/20/2045	1,203,492
724,679	3.00%, 01/20/2046	772,086
769,796	3.50%, 01/20/2046	828,718
524,784	3.00%, 04/20/2046	558,706
858,413	3.00%, 09/20/2046	914,705
565,252	3.50%, 06/20/2047	602,898
	Series 2018-94 Class AC
1,998,473	3.50%, 07/20/2048	2,126,209
30,160,000	Uniform Mortgage-Backed Security(e) 2.00%, TBA	31,269,755
	Vendee Mortgage Trust
	Series 1993-3 Class 1
135,873	5.21%, 09/15/2023(d)	141,555
	Series 1996-3 Class 1Z
480,572	6.75%, 09/15/2026	533,403
	Series 2002-1 Class 1A
278,542	6.00%, 10/15/2031	324,387
	Series 2008-1 Class GD
433,545	5.25%, 01/15/2032	449,202
	Series 2011-2 Class V
588,469	3.75%, 02/15/2028	592,897
		210,981,219
TOTAL MORTGAGE-BACKED SECURITIES — 55.34% (Cost $207,164,224)		$214,259,747
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal Home Loan Bank
1,500,000	2.13%, 03/10/2023	1,564,919
500,000	5.75%, 06/12/2026	638,388
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.57% (Cost $2,043,567)		$ 2,203,307
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
8,000,000	1.50%, 08/15/2022	8,177,812
7,500,000	1.63%, 11/15/2022	7,708,594
2,000,000	1.63%, 12/15/2022	2,058,281
750,000	1.75%, 01/31/2023	775,195
6,500,000	2.75%, 04/30/2023	6,892,539
6,900,000	2.75%, 07/31/2023	7,361,437

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2020
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 4,850,000	2.75%, 02/15/2024	$ 5,238,379
2,000,000	2.75%, 02/28/2025	2,204,141
2,750,000	2.75%, 06/30/2025	3,048,848
3,900,000	2.88%, 07/31/2025	4,352,613
6,500,000	2.25%, 11/15/2025	7,096,680
7,500,000	2.63%, 12/31/2025	8,338,769
2,750,000	1.88%, 07/31/2026	2,968,174
3,750,000	1.63%, 09/30/2026	3,996,680
4,550,000	2.00%, 11/15/2026	4,950,791
4,500,000	2.38%, 05/15/2029	5,082,891
5,350,000	1.63%, 08/15/2029(f)	5,719,902
2,500,000	1.50%, 02/15/2030	2,643,262
2,750,000	0.88%, 11/15/2030	2,739,258
500,000	3.50%, 02/15/2039	678,086
2,000,000	1.13%, 05/15/2040	1,895,625
4,250,000	3.13%, 02/15/2043	5,565,010
2,700,000	2.88%, 05/15/2043	3,407,484
6,700,000	2.50%, 02/15/2045	7,975,094
4,000,000	2.50%, 02/15/2046	4,769,531
2,500,000	2.75%, 11/15/2047	3,131,152
3,500,000	3.00%, 02/15/2048	4,585,683
3,500,000	3.13%, 05/15/2048	4,689,180
3,500,000	3.00%, 08/15/2048	4,595,254
2,500,000	1.25%, 05/15/2050	2,262,891
TOTAL U.S. TREASURY BONDS AND NOTES — 34.84% (Cost $124,062,423)		$134,909,236
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 8.07%
	United States Treasury Bill(g)
30,500,000	0.00%, 01/14/2021	30,499,270
750,000	0.00%, 02/11/2021	749,953
		31,249,223
Repurchase Agreements — 1.23%
4,600,000	Repurchase agreement (principal amount/value $4,600,000 with a maturity value of $4,600,005 with Daiwa Capital Markets America Inc, 0.01%, dated 12/31/20 to be repurchased at $4,600,005 on 1/4/21 collateralized by U.S. Treasury securities, 0.00% - 1.63%, 4/29/21 - 12/31/25, with a value of $4,692,000.	4,600,000
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 164,625	Undivided interest of 5.54% in a repurchase agreement (principal amount/value $2,973,387 with a maturity value of $2,973,413) with Bank of America Securities Inc, 0.08%, dated 12/31/20 to be repurchased at $164,625 on 1/4/21 collateralized by various U.S. Government Agency securities, 1.50% - 3.50%, 2/1/48 - 1/1/51, with a value of $3,032,855.(h)	$ 164,625
		4,764,625
TOTAL SHORT TERM INVESTMENTS — 9.30% (Cost $36,013,848)		$ 36,013,848
TOTAL INVESTMENTS — 108.74% (Cost $402,774,435)		$421,032,025
OTHER ASSETS & LIABILITIES, NET — (8.74)%		$ (33,837,085)
TOTAL NET ASSETS — 100.00%		$387,194,940

See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Schedule of Investments
As of December 31, 2020
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2020.
(c)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2020. Maturity date disclosed represents final maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(f)	All or a portion of the security is on loan at December 31, 2020.
(g)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(h)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
TBA	To Be Announced
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2020
Great-West U.S. Government Securities Fund
ASSETS:
Investments in securities, fair value (including $160,371 of securities on loan)(a)	$416,267,400
Repurchase agreements, fair value(b)	4,764,625
Cash	147,549
Interest receivable	1,294,092
Subscriptions receivable	410,195
Total Assets	422,883,861
LIABILITIES:
Payable for TBA investments purchased	31,162,815
Payable for director fees	5,258
Payable for investments purchased	1,565,953
Payable for other accrued fees	37,119
Payable for shareholder services fees	39,715
Payable to investment adviser	69,683
Payable upon return of securities loaned	164,625
Redemptions payable	2,643,753
Total Liabilities	35,688,921
NET ASSETS	$387,194,940
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,569,303
Paid-in capital in excess of par	364,284,474
Undistributed/accumulated earnings	19,341,163
NET ASSETS	$387,194,940
NET ASSETS BY CLASS
Investor Class	$131,043,288
Institutional Class	$256,151,652
CAPITAL STOCK:
Authorized
Investor Class	1,784,000,000
Institutional Class	600,000,000
Issued and Outstanding
Investor Class	10,148,822
Institutional Class	25,544,204
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.91
Institutional Class	$10.03
(a) Cost of investments	$398,009,810
(b) Cost of repurchase agreements	$4,764,625
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2020
Great-West U.S. Government Securities Fund
INVESTMENT INCOME:
Interest	$7,770,304
Income from securities lending	3,240
Total Income	7,773,544
EXPENSES:
Management fees	890,130
Shareholder services fees – Investor Class	527,125
Audit and tax fees	36,560
Custodian fees	13,197
Director's fees	20,142
Legal fees	6,016
Pricing fees	18,052
Registration fees	31,619
Shareholder report fees	9,924
Transfer agent fees	9,262
Other fees	2,638
Total Expenses	1,564,665
Less amount waived by investment adviser	69,507
Net Expenses	1,495,158
NET INVESTMENT INCOME	6,278,386
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	4,899,802
Net Realized Gain	4,899,802
Net change in unrealized appreciation on investments	11,534,830
Net Change in Unrealized Appreciation	11,534,830
Net Realized and Unrealized Gain	16,434,632
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,713,018
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2020 and December 31, 2019
Great-West U.S. Government Securities Fund	2020	2019
OPERATIONS:
Net investment income	$6,278,386	$7,958,039
Net realized gain	4,899,802	766,063
Net change in unrealized appreciation	11,534,830	11,156,667
Net Increase in Net Assets Resulting from Operations	22,713,018	19,880,769
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(16,223)
Institutional Class	-	(25,580)
From return of capital	0	(41,803)
From net investment income and net realized gains
Investor Class	(1,434,995)	(1,920,523)
Institutional Class	(5,464,689)	(5,885,861)
From net investment income and net realized gains	(6,899,684)	(7,806,384)
Total Distributions	(6,899,684)	(7,848,187)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	94,220,640	91,552,134
Institutional Class	124,480,057	80,002,154
Shares issued in reinvestment of distributions
Investor Class	1,434,995	1,936,746
Institutional Class	5,464,689	5,911,441
Shares redeemed
Investor Class	(117,915,107)	(75,767,446)
Institutional Class	(112,224,875)	(46,480,094)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(4,539,601)	57,154,935
Total Increase in Net Assets	11,273,733	69,187,517
NET ASSETS:
Beginning of year	375,921,207	306,733,690
End of year	$387,194,940	$375,921,207
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	7,336,743	7,498,935
Institutional Class	12,365,016	8,341,020
Shares issued in reinvestment of distributions
Investor Class	111,623	158,972
Institutional Class	543,423	614,695
Shares redeemed
Investor Class	(9,154,851)	(6,237,016)
Institutional Class	(11,190,163)	(4,832,542)
Net Increase	11,791	5,544,064
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2020	$12.31	0.18	0.54	0.72	-	(0.11)	(0.01)	(0.12)	$12.91	5.87%
12/31/2019	$11.78	0.27	0.45	0.72	(0.00) (d)	(0.19)	-	(0.19)	$12.31	6.12%
12/31/2018	$11.95	0.28	(0.23)	0.05	(0.00) (d)	(0.22)	-	(0.22)	$11.78	0.47%
12/31/2017	$11.85	0.25	0.01	0.26	-	(0.16)	-	(0.16)	$11.95	2.21%
12/31/2016	$11.95	0.23	(0.08)	0.15	(0.00) (d)	(0.21)	(0.04)	(0.25)	$11.85	1.22%
Institutional Class
12/31/2020	$ 9.65	0.18	0.43	0.61	-	(0.22)	(0.01)	(0.23)	$10.03	6.37%
12/31/2019	$ 9.33	0.24	0.35	0.59	(0.00) (d)	(0.27)	-	(0.27)	$ 9.65	6.36%
12/31/2018	$ 9.54	0.26	(0.18)	0.08	(0.00) (d)	(0.29)	-	(0.29)	$ 9.33	0.92%
12/31/2017	$ 9.60	0.23	0.01	0.24	-	(0.30)	-	(0.30)	$ 9.54	2.49%
12/31/2016	$ 9.75	0.22	(0.07)	0.15	(0.00) (d)	(0.26)	(0.04)	(0.30)	$ 9.60	1.52%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)(f)
Supplemental Data and Ratios
Investor Class
12/31/2020	$131,043	0.63%	0.60%	1.42%	81%
12/31/2019	$145,887	0.64%	0.60%	2.19%	57%
12/31/2018	$122,940	0.64%	0.60%	2.39%	44%
12/31/2017	$141,876	0.62%	0.60%	2.07%	83%
12/31/2016	$205,403	0.60%	0.60%	1.90%	99%
Institutional Class
12/31/2020	$256,152	0.26%	0.25%	1.75%	81%
12/31/2019	$230,034	0.26%	0.25%	2.54%	57%
12/31/2018	$183,794	0.26%	0.25%	2.75%	44%
12/31/2017	$228,880	0.26%	0.25%	2.42%	83%
12/31/2016	$185,138	0.25%	0.25%	2.27%	99%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period, if any. Excluding these transactions, the portfolio turnover would have been 38%, 54%, 43%, 50%, and 99% for the years ended December 31 2020, 2019, 2018, 2017, and 2016, respectively.
See Notes to Financial Statements.

Annual Report - December 31, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-five funds. Interests in the Great-West U.S. Government Securities Fund (the Fund) are included herein. The investment objective of the Fund is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2020

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2020, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Annual Report - December 31, 2020

To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date.
Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities. At December 31, 2020, there were no mortgage dollar rolls held.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2020 and 2019 were as follows:
	2020	2019
Ordinary income	$6,468,303	$7,806,384
Long-term capital gain	431,381	-
Return of capital	-	41,803
	$6,899,684	$7,848,187
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and market discount adjustments.

Annual Report - December 31, 2020

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2020, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$284,167
Undistributed long-term capital gains	688,888
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	18,368,108
Tax composition of capital	$19,341,163
At December 31, 2020, the Fund had capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Capital loss carryforwards with no expiration, if any, must be utilized prior to those with expiration dates. During the year ended December 31, 2020, the Fund utilized $3,237,886 of capital loss carryforwards to offset capital gains realized in that fiscal year. At December 31, 2020, there were no remaining capital loss carryforwards.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2020 were as follows:
Federal tax cost of investments	$402,663,917
Gross unrealized appreciation on investments	19,128,219
Gross unrealized depreciation on investments	(760,111)
Net unrealized appreciation on investments	$18,368,108
Application of Recent Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued ASU No. 2020-04, “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU No. 2020-04). ASU No. 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates scheduled to begin at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. The Fund is evaluating the impact, if any, of ASU No. 2020-04 on the financial statements.
2.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into repurchase agreements with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at December 31, 2020.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities	Financial Investments Available for Offset	Financial Investments Collateral Received(a)	Cash Collateral Pledged (Received)(a)	Net Amount
Repurchase agreements	$4,600,000	$—	$(4,600,000)	$—	$—
(a) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral pledged (received) by the Fund may exceed these reported amounts.

Annual Report - December 31, 2020

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.23% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.25% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2021 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2020, the amounts subject to recoupment were as follows:
Expires December 31, 2021	Expires December 31, 2022	Expires December 31, 2023	Recoupment of Past Reimbursed Fees by the Adviser
$74,129	$64,029	$69,507	$0
Effective April 29, 2020, Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class. Prior to April 29, 2020, GWL&A provided the Shareholder Services pursuant to an agreement between Great-West Funds and GWL&A.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-five funds for which they serve as directors was $1,041,000 for the fiscal year ended December 31, 2020.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $33,458,902 and $23,246,829, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $276,011,674 and $287,661,195, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2020, the

Annual Report - December 31, 2020

Fund had securities on loan valued at $160,371 and received collateral as reported on the Statement of Assets and Liabilities of $164,625 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2020, the class of securities loaned consisted entirely of U.S. Treasury Bonds and Notes. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2020, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2020

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West U.S. Government Securities Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2020
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2020, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 77	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	55	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 57	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	55	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 61	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Regional Center Task Force; Counseling and Education Center; and former Director, Grand Junction Housing Authority	55	N/A
Steven A. Lake***** 8515 East Orchard Road, Greenwood Village, CO 80111 66	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	55	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 77	Independent Director	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	55	N/A
Interested Directors******
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 37	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower Retirement, LLC ("Empower"); Chairman, President & Chief Executive Officer, Great-West Capital Management, LLC ("GWCM"); formerly, Vice President, Great-West Funds Investment Products and Advised Assets Group, LLC ("AAG")	55	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 37	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; Chairman, President & Chief Executive Officer, GWCM; formerly, Vice President, Great-West Funds Investment Products and AAG	55	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 64	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 46	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Corporate & Investments, Empower; Associate General Counsel & Associate Secretary, Great-West Life & Annuity Insurance Company ("GWL&A"); Secretary, Audit Committee, Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS Equities, Inc.	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 53	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Accounting & Global Middle Office, Empower; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 34	Senior Counsel & Assistant Secretary	Since 2019	Senior Counsel, Corporate & Investments, Empower; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 53	Assistant Treasurer	Since 2007	Director, Investment Operations, Empower; Assistant Treasurer, GWCM; Director and Assistant Treasurer, GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 45	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, Empower; Assistant Treasurer, GWCM; Assistant Vice President & Assistant Treasurer, GWTC	N/A	N/A
* A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) is referred to as an “Independent Director.”

** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2021. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent and custodian for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a Sub-Adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, a Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Great-West Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Lake has personal investments in a mutual fund sub-advised by T. Rowe Price Associates, Inc., a Sub-Adviser of the Great-West Large Cap Value and Great-West T. Rowe Price Mid Cap Growth Funds. Mr. Lake receives no special treatment due to his ownership of such mutual fund.
****** An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) by virtue of their affiliation with GWCM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Previously, Great-West Funds filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-PORT and N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on February 27, 2020 (File No. 2-75503) .
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,122,930 for fiscal year 2019 and $1,026,559 for fiscal year 2020.
(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2019 and $60,000 for fiscal year 2020. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2019 and $0 for fiscal year 2020.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2019 equaled $1,556,795 and for fiscal year 2020 equaled $2,132,450.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on February 27, 2020 (File No. 2-75503) .
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2021
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2021
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2021